Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2020
Entity Registrant Name	Dreyfus Cash Management
Entity Central Index Key	0000759667
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 18, 2020
Document Effective Date	Nov. 23, 2020
Prospectus Date	Nov. 23, 2020